SUMMARY OF CONVERTIBLE DEBT (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Proceeds - net				$ 2,760,000
Amortization of debt discount	$ (142,609)	$ (4,526)		1,111,580
Balance, beginning				31,657
Interest expense				153,955
Interest conversion into common shares				(185,612)
Balance, ending	3,013,256	2,680,236
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Balance, beginning				503,423
Proceeds - net				3,000,000
Debt discount and issue costs recorded				(865,000)
Conversion of debt into common shares				(3,750,003)
Amortization of debt discount				1,111,580
Balance, ending